Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Total accounts receivable	$ 2,900	$ 2,874
Allowance for doubtful accounts	(59)	(68)
Total accounts receivable, net	2,841	2,806
US Government
Accounts Receivable, Net [Abstract]
Billed	506	536
Unbilled	7,699	6,806
Progress and performance-based payments received	(6,140)	(5,150)
Total accounts receivable	2,065	2,192
Other Customers
Accounts Receivable, Net [Abstract]
Billed	223	283
Unbilled	3,713	3,461
Progress and performance-based payments received	(3,101)	(3,062)
Total accounts receivable	$ 835	$ 682